Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property, Plant and Equipment
	Office and computer equipment	Fixtures and Fittings	Total
	(in thousands)
	£	£	£
Cost:
At December 31, 2016	52	—	52
Additions	90	280	370
Disposals	—	—	—
Effect of foreign currency exchange differences	—	—	—
At December 31, 2017	142	280	422
Depreciation:
At December 31, 2016	34	—	34
Charge for the year	17	13	30
Disposals	—	—	—
Effect of foreign currency exchange differences	—	—	—
At December 31, 2017	51	13	64
Cost:
At December 31, 2017	142	280	422
Additions	84	126	210
Disposals	(16)	—	(16)
Effect of foreign currency exchange differences	—	—	—
At December 31, 2018	210	406	616
Depreciation:
At December 31, 2017	51	13	64
Charge for the year	61	80	141
Disposals	(16)	—	(16)
Effect of foreign currency exchange differences	—	—	—
At December 31, 2018	96	93	189
Net book value:
At December 31, 2018	114	313	427
At December 31, 2017	91	267	358